Share-based payments - Service conditions (Details) - ESOP 2014 $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) EquityInstruments shares	Dec. 31, 2022 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2021 EquityInstruments $ / shares shares
Share-based payments with service condition
Vesting period (in years)	3 years	3 years
Exercise period	10 years	10 years
Awards granted | EquityInstruments	4,915,600	4,915,600	4,131,076
Fair value of the awards at grant date	€ 14.1	$ 15.7
Awards cancelled or forfeited | EquityInstruments	277,427	277,427	385,355
Awards exercised | shares	43,440	43,440	1,114,061
Weighted average exercise price of awards exercised | $ / shares		$ 2.52	$ 2.19
Awards outstanding | EquityInstruments		15,269,734	10,675,001
Awards vested | EquityInstruments	8,510,863	8,510,863	5,422,591
Weighted average remaining contractual life	7 years 4 months 24 days	7 years 4 months 24 days	7 years 8 months 12 days
Weighted average exercise price | $ / shares		$ 4.91	$ 5.21
Annual forfeiture rate	4.00%	4.00%	4.00%
Minimum
Share-based payments with service condition
Exercise price | $ / shares		$ 1.30	$ 1.30
Maximum
Share-based payments with service condition
Exercise price | $ / shares		$ 13.47	$ 13.47